Significant accounting policies	6 Months Ended
Jun. 30, 2023
Significant accounting policies
Significant accounting policies

2.Significant accounting policies

2.1Basis of preparation

The financial statements for the three and six months ended June 30, 2023, have been prepared in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’ (IAS 34), as issued by the International Accounting Standards Board (IASB).

The financial statements do not amount to full financial statements and do not include all of the information and disclosures required for full annual financial statements. It should be read in conjunction with the consolidated annual financial statements of the Group for the year ended December 31, 2022, which have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB, as noted within note 2.1 of the consolidated annual financial statements.

In management’s opinion, the accompanying financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2023, and its results of operations for the three and six months ended June 30, 2023, and 2022, cash flows for the three and six months ended June 30, 2023, and 2022, and statement of changes in equity for the six months ended June 30, 2023 and 2022. Certain amounts in the prior periods have been reclassified to conform to the current year presentation. The condensed consolidated statement of financial position as at December 31, 2022, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements.

2.2Approval

These condensed consolidated interim financial statements were authorized and approved for issue on August 14, 2023.

2.3Income tax

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual profit or loss.

2.4Changes in accounting policies and disclosures

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except the new standards, amendments and interpretations adopted by the Group during the period.

(a)New standards, amendments and interpretations adopted by the Group

The Group has applied the following standards and amendments for the first time for its interim reporting period commencing January 1, 2023:

●	IFRS 17 Insurance Contracts
●	Definition of Accounting Estimates - Amendments to IAS 8
●	Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2
●	Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

The amendments to standards listed above did not have any material impact on the Group’s interim financial statements. However, the Group is in the process of analyzing the impact of the amendments to IAS 12 which are expected to impact the gross values of deferred tax assets and deferred tax liabilities disclosed in the notes to the annual financial statements at year end. Other than this, we do not expect this amendment to have any material impact on the net assets of the Group.

(b)New standards, amendments and interpretations not yet adopted by the Group

●	International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12

The Organisation for Economic Co-operation and Development (OECD) has published Pillar 2 Global Anti-Base Erosion Rules (GloBE) relating to global minimum taxation, scheduled to apply to the Group from the year ended 31 December 2024, regarding the future taxation of large multinationals such as IHS Holding Limited. All participating OECD members are required to incorporate these rules into national legislation. This will apply a minimum 15% income tax rate applicable in each jurisdiction in which the Group operates. The International Accounting Standards Board has amended IAS 12 ‘Income Taxes’ to include a mandatory exemption from recognizing deferred tax and liabilities relating to Pillar Two income taxes. The quantitative impact on the Group is still under investigation.

2.5Segment reporting

Operating segments are components of IHS’ business activities about which separate financial statements are available and reported internally to the chief operating decision maker. The Group’s Executive Committee has been identified as the chief operating decision maker, responsible for allocating resources and assessing performance of the operating segments.

The Group’s Executive Committee currently consists of the Chief Executive Officer (“CEO”), the Chief Operating Officer (“COO”), the Chief Financial Officer (“CFO”), the General Counsel, the IHS Nigeria CEO, the Chief Strategy Officer, the Chief Human Resource Officer and the Executive Vice President of Communications.

Where operating segments share similar characteristics, they have been aggregated into reportable segments, of which the Group has identified four: Nigeria, Sub-Saharan Africa (“SSA”), Middle East and North Africa (“MENA”) and Latin America (“Latam”).